SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Debt, by Current and Noncurrent [Abstract]
Schedule of short-term and long-term debt

(in thousands of $)	June 30, 2024	December 31, 2023
Short-term and long-term debt:
NOK700 million senior unsecured floating rate bonds due 2024	—	68,426
NOK600 million senior unsecured floating rate bonds due 2025	53,373	58,089
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,000
U.S. dollar denominated fixed rate debt due 2026	148,125	148,875
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	150,000
8.25% senior unsecured sustainability-linked bonds due 2028	150,000	—
U.S. dollar denominated floating rate debt	914,201	1,014,842
Lease debt financing	733,522	573,456
Total debt principal	2,299,221	2,163,688
Less: Unamortized debt issuance costs	(16,337)	(16,942)
Less: Current portion of long-term debt	(570,992)	(432,918)
Total long-term debt	1,711,892	1,713,828

Schedule of interest rate information

	June 30, 2024	December 31, 2023
Weighted average interest rate on floating rate debt*	6.38%	6.49%
Weighted average interest rate on lease debt financing	5.49%	5.41%
Weighted average interest rate on fixed rate debt	8.40%	8.46%
Secured Overnight Financing Rate ("SOFR"), closing rate	5.33%	5.38%
Effective Federal Funds Rate ("EFFR"), closing rate	5.33%	5.33%
Norwegian Interbank Offered Rate ("NIBOR"), three-month, closing rate	4.73%	4.73%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate and cross currency swaps.

Schedule of U.S .Dollar Floating Rate Debt Drawn Downs and Redemptions
The following table presents information on U.S. dollar floating rate debt facilities outstanding as of June 30, 2024 and December 31, 2023. The facilities bear interest at SOFR plus a margin, except the $60 million loan facility which bears interest at EFFR plus a margin.

U.S. dollar floating rate debt	Corporate guarantee	Draw-down date	No. of subsidiaries †	Approx. term	Balance outstanding as of ($'millions),
					June 30, 2024	December 31, 2023

$45 million secured term loan and revolving credit facility*	Full	2014	7	11	30.0	32.5
$20 million secured term loan facility*	Full	2014	2	10	—	12.0
$76 million secured term loan facility*	Part	2017	2	7	40.9	43.5
$175 million term loan facility*	Part	2020	4	5	99.3	108.7
$50 million senior secured credit facility*	Full	2020	1	4	32.5	35.0
$51 million term loan facility*	Part	2021	1	4	36.8	39.0
$51 million term loan facility*	Part	2021	1	4	37.9	40.1
$35 million term loan facility*	Part	2021	1	7	29.9	30.9
$107.3 million term loan facility*	Part	2021	3	5	92.6	95.7
$100 million term loan facility*	Part	2022	4	5	77.2	82.3
$23 million term loan facility*	Full	2022	2	2	14.9	17.3
$115 million term loan facility*	Part	2022	8	3	80.0	90.0
$144.6 million term loan facility*	Full	2023	4	3	131.8	136.9
$23.3 million term loan facility**	Full	2023	1	1	—	13.9
$23.3 million term loan facility**	Full	2023	1	1	—	18.6
$150 million senior secured term loan facility**	Full	2023	1	3	142.0	150.0
$8.4 million senior unsecured term loan facility***	—	2023	—	3	8.4	8.4
$60 million loan facility****	Part	2024	1	0	60.0	60.0
Total					914.2	1,014.8
† Number of wholly-owned subsidiaries which entered into the facility.
*These facilities are secured against the vessels owned by the subsidiaries that entered into the facility agreements. In addition, the facilities contain a minimum value covenant and covenants that require the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
** These facilities are secured against the pre-delivery contracts or rigs owned by the subsidiaries that entered into the facility agreements. In addition, the facilities contain covenants that require the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
***This facility was drawn down by the Company and contains covenants that requires the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
****In December 2021, one of our wholly-owned subsidiaries entered into a general share lending agreement and as of June 30, 2024, 11.8 million of the Company’s shares were in the custody of the bank. This facility provides up to $60.0 million cash collateral to us, callable at any time, pertinent to the shares lent. The facility is repayable on demand, by either party to the agreement.

Schedule of Lease Debt Financing Facilities Outstanding	The following table presents information on lease debt financing facilities outstanding as of June 30, 2024 and December 31, 2023.

Lease Debt Financing	Price of vessel sold and leased back ($' millions)	Lease start date	Approx. length of lease in years	First repurchase option	Balance outstanding as of ($'millions),
					June 30, 2024	December 31, 2023

$65 million lease debt financing	65.0	2021	6	2026	45.7	49.4
$65 million lease debt financing	65.0	2021	6	2026	45.9	49.5
$23.5 million lease debt financing	23.5	2022	3	2025	14.1	16.3
$25.3 million lease debt financing	25.3	2022	3	2025	15.7	18.0
$120 million lease debt financing	120.0	2022	8	2029	103.2	108.4
$120 million lease debt financing	120.0	2022	8	2029	104.6	109.7
$45 million lease debt financing	45.0	2023	5	2028	39.2	41.7
$38.5 million lease debt financing	38.5	2023	9	2028	36.0	37.3
$72.2 million lease debt financing	72.2	2023	12	2033	69.5	71.2
$72.2 million lease debt financing	72.2	2023	12	2033	70.2	72.0
$77.5 million lease debt financing	77.5	2024	12	2033	75.8	—
$77.5 million lease debt financing	77.5	2024	12	2033	76.6	—
$37 million lease debt financing	37.0	2024	8	2028	37.0	—
Total					733.5	573.5